Property Plant And Equipment (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	CAD 71,259.0
Balance at the end	73,493.0	CAD 71,259.0
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	107,678.0	93,712.0
Additions	7,110.0	6,570.0
Transfers from exploration and evaluation		65.0
Acquisitions	335.0	10,806.0
Changes in decommissioning and restoration	843.0	(47.0)
Disposals and derecognition	(884.0)	(969.0)
Foreign exchange adjustments	(269.0)	(1,552.0)
Reclassified to assets held for sale		(907.0)
Reclassified from assets held for sale	(35.0)
Balance at the end	114,848.0	107,678.0
Accumulated provision
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	(36,419.0)	(32,561.0)
Disposals and derecognition	368.0	645.0
Foreign exchange adjustments	129.0	1,033.0
Reclassified to assets held for sale	(3.0)
Reclassified from assets held for sale		(195.0)
Depreciation and depletion	(5,430.0)	(5,731.0)
Balance at the end	(41,355.0)	(36,419.0)
Oil and Gas properties
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	18,079.0
Balance at the end	18,234.0	18,079.0
Oil and Gas properties | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	34,141.0	32,635.0
Additions	1,235.0	1,428.0
Transfers from exploration and evaluation		65.0
Acquisitions	25.0	1,678.0
Changes in decommissioning and restoration	821.0	(68.0)
Disposals and derecognition		(166.0)
Foreign exchange adjustments	(13.0)	(1,431.0)
Balance at the end	36,209.0	34,141.0
Oil and Gas properties | Accumulated provision
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	(16,062.0)	(14,442.0)
Foreign exchange adjustments	3.0	978.0
Depreciation and depletion	(1,916.0)	(2,598.0)
Balance at the end	(17,975.0)	(16,062.0)
Plant and Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	53,180.0
Balance at the end	55,259.0	53,180.0
Plant and Equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	73,537.0	61,077.0
Additions	5,875.0	5,142.0
Acquisitions	310.0	9,128.0
Changes in decommissioning and restoration	22.0	21.0
Disposals and derecognition	(884.0)	(803.0)
Foreign exchange adjustments	(256.0)	(121.0)
Reclassified to assets held for sale		(907.0)
Reclassified from assets held for sale	(35.0)
Balance at the end	78,639.0	73,537.0
Plant and Equipment | Accumulated provision
Reconciliation of changes in property, plant and equipment [abstract]
Balance at the beginning	(20,357.0)	(18,119.0)
Disposals and derecognition	368.0	645.0
Foreign exchange adjustments	126.0	55.0
Reclassified to assets held for sale	(3.0)
Reclassified from assets held for sale		(195.0)
Depreciation and depletion	(3,514.0)	(3,133.0)
Balance at the end	CAD (23,380.0)	CAD (20,357.0)